The Company and Summary of Significant Accounting Policies - Revenue from External Customers by Geographic Areas (Details) - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue from External Customer [Line Items]
Revenue	$ 4,192,101	$ 4,878,665	$ 955,970	$ 40,355	$ 10,649,930	$ 4,032,168	$ 4,878,665	$ 40,355
United States
Revenue from External Customer [Line Items]
Revenue	4,181,744	4,823,934	942,265	35,165	10,617,827	4,000,590
International
Revenue from External Customer [Line Items]
Revenue	$ 10,357	$ 54,731	$ 13,705	$ 5,190	$ 32,103	$ 31,578